Note 9 - Income Taxes (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Deferred Tax Assets:
Net operating loss carryforwards	$ 7,333,000	$ 8,126,000
Stock compensation	1,160,000	1,646,000
Other, net	96,000	155,000
Net deferred tax assets	8,589,000	9,927,000
Valuation allowance for deferred tax assets	(8,589,000)	(9,927,000)
Net deferred tax assets	$ 0	$ 0